Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2017
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000889366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jun. 22, 2018
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017